Statements of Stockholders’ Equity (Unaudited) - USD ($)	Common Stock	Additional Paid-in Capital	Accumulated Deficit	Total
Balance at Jan. 10, 2021
Balance (in Shares) at Jan. 10, 2021
Vesting of restricted stock units	$ 9	207,116		207,125
Vesting of restricted stock units (in Shares)	87,500
Issuance of founders’ stock	$ 173	10,227		10,400
Issuance of founders’ stock (in Shares)	1,733,333
Issuance of common stock for cash	$ 205	3,069,867		3,070,072
Issuance of common stock for cash (in Shares)	2,050,404
Issuance of common stock and other consideration pursuant to common control asset acquisitions	$ 333	(361,263)		(360,930)
Issuance of common stock and other consideration pursuant to common control asset acquisitions (in Shares)	3,333,334
Issuance of common stock pursuant to marketing license agreement	$ 167	2,499,833		2,500,000
Issuance of common stock pursuant to marketing license agreement (in Shares)	1,666,667
Issuance of common stock for services	$ 7	99,993		100,000
Issuance of common stock for services (in Shares)	66,667
Net loss			(1,962,726)	(1,962,726)
Balances at Dec. 31, 2021	$ 894	5,525,773	(1,962,726)	$ 3,563,941
Balances (in Shares) at Dec. 31, 2021	8,937,905			8,937,905
Vesting of restricted stock units	$ 9	65,616		$ 65,625
Vesting of restricted stock units (in Shares)	87,500
Net loss			(701,128)	(701,128)
Balances at Mar. 31, 2022	$ 903	5,591,389	(2,663,854)	2,928,438
Balances (in Shares) at Mar. 31, 2022	9,025,405
Balance at Dec. 31, 2021	$ 894	5,525,773	(1,962,726)	$ 3,563,941
Balance (in Shares) at Dec. 31, 2021	8,937,905			8,937,905
Net loss				$ (1,248,260)
Balances at Jun. 30, 2022	$ 903	5,657,014	(3,210,986)	2,446,931
Balances (in Shares) at Jun. 30, 2022	9,025,405
Balance at Dec. 31, 2021	$ 894	5,525,773	(1,962,726)	$ 3,563,941
Balance (in Shares) at Dec. 31, 2021	8,937,905			8,937,905
Vesting of restricted stock units	$ 26	317,849		$ 317,875
Vesting of restricted stock units (in Shares)	262,500
Net loss			(1,842,175)	(1,842,175)
Balances at Dec. 31, 2022	$ 920	5,843,622	(3,804,901)	$ 2,039,641
Balances (in Shares) at Dec. 31, 2022	9,200,405			9,200,405
Balance at Mar. 31, 2022	$ 903	5,591,389	(2,663,854)	$ 2,928,438
Balance (in Shares) at Mar. 31, 2022	9,025,405
Vesting of restricted stock units		65,625		65,625
Net loss			(547,132)	(547,132)
Balances at Jun. 30, 2022	$ 903	5,657,014	(3,210,986)	2,446,931
Balances (in Shares) at Jun. 30, 2022	9,025,405
Balance at Dec. 31, 2022	$ 920	5,843,622	(3,804,901)	$ 2,039,641
Balance (in Shares) at Dec. 31, 2022	9,200,405			9,200,405
Recapitalization
Recapitalization (in Shares)	29
Net loss			(322,074)	(322,074)
Balances at Mar. 31, 2023	$ 920	5,843,622	(4,126,975)	1,717,567
Balances (in Shares) at Mar. 31, 2023	9,200,434
Balance at Dec. 31, 2022	$ 920	5,843,622	(3,804,901)	$ 2,039,641
Balance (in Shares) at Dec. 31, 2022	9,200,405			9,200,405
Issuance of common stock for services				$ 3,000,000
Issuance of common stock for services (in Shares)				3,000,000
Net loss				$ (3,878,565)
Balances at Jun. 30, 2023	$ 1,016	9,780,526	(7,683,466)	$ 2,098,076
Balances (in Shares) at Jun. 30, 2023	10,155,434			10,155,434
Balance at Mar. 31, 2023	$ 920	5,843,622	(4,126,975)	$ 1,717,567
Balance (in Shares) at Mar. 31, 2023	9,200,434
Issuance of common stock pursuant to private placement	$ 96	954,904		955,000
Issuance of common stock pursuant to private placement (in Shares)	955,000
Issuance of common stock for services	$ 300	2,999,700		3,000,000
Issuance of common stock for services (in Shares)	3,000,000
Repurchase of shares	$ (300)	(17,700)		(18,000)
Repurchase of shares (in Shares)	(3,000,000)
Net loss			(3,556,491)	(3,556,491)
Balances at Jun. 30, 2023	$ 1,016	$ 9,780,526	$ (7,683,466)	$ 2,098,076
Balances (in Shares) at Jun. 30, 2023	10,155,434			10,155,434